Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Profit Loss [Abstract]
Other interest expenses	$ 416,232	$ 256,905
Interest on government loans	321,655	327,223
Interest on loans from shareholders	153,519
Interest on lease liabilities	30,108	24,374
Finance costs	$ 921,514	$ 608,502